Loss Per Share (Details) - Schedule of loss attributable to owners of the company (diluted) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss attributable to owners of the company (diluted) [Abstract]
Loss used to calculate basic loss per share	200,777,000	48,494,000	8,353,000
Changes in fair value of share price protection liability	3,783,000
Changes in fair value of warrants classified as liabilities	456,000
Loss attributable to ordinary shareholders	205,016,000	48,494,000	8,353,000